Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents
6.	Cash and cash equivalents

Cash and cash equivalents are comprised of the following:

	December 31,
	2018	2017
Cash and bank deposits	370,262	160,429
Cash equivalents
Bank Deposit Certificate – CDB	480,052	290,829
Investments funds	318,822	311,061

	1,169,136	762,319

The balances of cash and bank deposits represent amounts deposited in checking accounts with Brazilian and offshore banks.

The CDB investments are indexed to the Brazilian Interbank Deposit Certificate (“CDI”) and are repayable on demand.

Investment funds are comprised of CDB’s investments and repurchase agreements, denominated in Reais, with financial institutions (deposit certificates).

Cash equivalents investments are classified as financial assets at fair value through profit or loss.